Summary of Signification Accounting Policies	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Summary of Signification Accounting Policies

Note 2. Summary of Signification Accounting Policies

The accounting policies applied for the six months ended June 30, 2023 and 2022 are consistent with those of the audited consolidated financial statements for the years ended December 31, 2022 and, 2021, as described in those audited consolidated financial statements, except for the adoption of any new and amended accounting principles generally accepted in the United States of America (“US GAAP”) effective after the year ending December 31, 2022 which are relevant to the preparation of the June 30, 2023 unaudited interim consolidated financial statements.

Basis of presentation and consolidation

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with Article 10 of Regulation S-X. These statements should be read in conjunction with the audited consolidated financial statements for the years ended December 31, 2022 and 2021, which have been prepared in accordance US GAAP. The unaudited interim consolidated financial statements have been prepared on a historical cost basis. In the opinion of management, all adjustments necessary for a fair presentation have been included in the accompanying unaudited interim consolidated financial statements. The results of operations for the six months ended June 30, 2023 are not necessarily indicative of the results that may be expected for the full year ended December 31, 2023.

The unaudited interim consolidated financial statements include the financial statements of the Company and all its majority-owned subsidiaries from the dates they were incorporated. All intercompany balances and transactions have been eliminated in consolidation.

All amounts are presented in United States dollars (“USD”) and have been rounded to the nearest USD.

Use of estimates

The preparation of the unaudited interim consolidated financial statements in conformity with US GAAP requires management of the Company to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and judgments.

In preparing the interim condensed consolidated financial statements, the significant judgments made by management in applying the Company’s accounting policies and the key sources of estimation uncertainty were the same as those that applied to the consolidated financial statements for the year ended December 31, 2022 and 2021.

Cash and cash equivalents

Cash is carried at cost and represents cash on hand and bank deposits. Cash equivalents consist of funds received from customers, which funds were held at the third-party platform’s fund account, and which are unrestricted and immediately available for withdrawal and use.

Periodically, the Company may carry cash balances at financial institutions more than the respective subsidiaries’ government insured limits in Singapore and Indonesia ranging from approximately $55,000 to $128,000 per institution. The amount in excess of government insurance as of June 30, 2023 and December 31, 2022, was approximately $638,000 and $1,221,685 respectively. The Company has not experienced losses on these accounts and management believes, based upon the quality of the financial institutions, that the credit risk with regard to these deposits is not significant.

Foreign currencies translation and transactions

The reporting currency of the Company is United States Dollar (“USD”) and the accompanying unaudited interim consolidated financial statements have been expressed in “$”. In addition, the Company’s subsidiaries are operating in Singapore, Malaysia, Indonesia and People Republic of China and maintains its books and records in its local currency, Singapore Dollar (“SGD”), Malaysia Ringgit (“MYR”), Indonesia Rupiah (“IDR”) and Chinese Yuan (“CNY”), respectively, which are the functional currency as being the primary currency of the economic environment in which their operations are conducted.

Accounts receivable

Accounts receivable are recorded in accordance with ASC 310, “Receivables.” Accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in its existing accounts receivable and other receivables. The Company determines the allowance based on aging data, historical collection experience, customer specific facts and economic conditions. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company did not have any off-balance-sheet credit exposure relating to its customers, suppliers or others. For the six months ended June 30, 2023 and 2022, the Company did not record any allowances for doubtful accounts against its accounts receivable and other receivables nor did it charge off any such amounts, respectively.

Leases

A lease for which substantially all the benefits and risks incidental to ownership remain with the lessor is classified by the lessee as an operating lease. The Company records the lease expenses on a straight-line basis over the lease term.

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liabilities – current and operating lease liabilities – non-current on the balance sheets. Finance leases are included in leasehold improvements and equipment, loan payable – current and loan payable – non-current in the balance sheets.

Operating lease right-of-use (“ROU”) assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Generally, the implicit rate of interest (“discount rate”) in arrangements is not readily determinable and the Company utilizes its incremental borrowing rate in determining the present value of lease payments. The Company’s incremental borrowing rate is a hypothetical rate based on its understanding of what its credit rating would be. The operating lease ROU asset includes any lease payments made and excludes lease incentives.

Leases with an initial term of 12 months or less are not recorded on the balance sheet. The Company accounts for the lease and non-lease components of its leases as a single lease component. Lease expense is recognized on a straight-line basis over the lease term.

Accounts payables and other current liabilities

Accounts payable and other current liabilities are liabilities for goods and services provided to the Company prior to the end of the financial year which are unpaid. They are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method. They are classified as current liabilities if payment is due within one year or less. If not, they are presented as non-current liabilities.

Convertible notes payable

Upon adoption of Accounting Standards Update (“ASU”) 2020-06 on January 1, 2022, the elimination of the beneficial conversion feature (“BCF”) and cash conversion models in ASC 470-20 that requires separate accounting for embedded conversion features in convertible instruments results in the convertible debt instruments being recorded as a single liability (i.e., there is no separation of the conversion feature, and all proceeds are allocated to the convertible debt instruments as a single unit of account). Unless conversion features are derivatives that must be bifurcated from the host contracts in accordance with ASC 815-15 or, in the case of convertible debt, if the instruments are issued with a substantial premium, in the latter case, ASC 470-20-25-13 requires the substantial premium to be attributable to the conversion feature and recorded in additional paid-in capital (APIC).

The Company accounted for these Notes as a single liability-classified instrument measured at amortized cost due to the adoption of ASU 2020-06. ASC Subtopic 470-20 “Debt—Debt with Conversion and Other Options” and ASC subtopic 815-40 “Hedging—Contracts in Entity’s Own Equity”. The Company has presented these Notes in current liabilities in the accompanying balance sheets. On November 27, 2023, these Note bearers signed another agreement with the Company to provide a waiver of the right of conversion of the Note into conversion shares (Note 10).

Revenue recognition

The Company adopts Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (ASC Topic 606) for all periods presented. The core principle underlying the revenue recognition of this ASU allows the Company to recognize revenue that represents the transfer of goods and services to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange. This will require the Company to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time, based on when control of goods and services transfers to a customer.

To achieve that core principle, the Company applies five-step model to recognize revenue from customer contracts. The five-step model requires the Company to (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the performance obligation is satisfied.

Product revenues

- Performance obligations satisfied at a point in time

The Company primarily sells goods through group orders directly through the Company’s mobile application. The Company accounts for the revenues generated from sales on a gross basis as the Company is acting as a principal in these transactions and is responsible for fulfilling the promise to provide the specified goods, which the Company has control of the goods and has the ability to direct the use of goods to obtain substantially all the benefits. Revenues are measured based on the amount of consideration that the Company expects to receive reduced by sales return and discount. In making this determination, the Company also assesses whether the Company is primarily obligated, subject to inventory risk, has latitude in establishing prices, or has met several but not all of these indicators in accordance with ASC 606-10-55-36 through 40. The Company recognizes the sales of goods when the control of the specified goods is transferred to customers which is upon delivery of goods to customers. Revenues also exclude any amounts collected on behalf of the third parties, including sales taxes and indirect taxes.

The Company sells goods to customers and the revenues are earned from the cash payment made by customers or customers settle their balances with “Assets”. The Company grants “Assets” upon (i) Cash collected from customers via Webuy mobile APP to top up their e-wallet balance; (ii) Refund to customers’ e-wallet due to order cancellation or products returned from customers; (iii) Commissions payable to Group Leaders for the provision of services to the Company. These “Assets” entitle the holders to offset future purchases. As such, “Assets” are initially recognized and recorded as “Advances from customers” upon the grant and when customers have yet placed the purchase orders to create an underlying sales agreement with the Company. The Company uses the term “Assets” to represent the payment procedures and balances of customers’ user accounts on the Company’s Webuy mobile APP platform.

Until “Assets” are used at the time when customers have placed the purchase orders, “Assets” of customers’ user accounts in the Company’s Webuy mobile APP will be reduced; as for the Company’s book-keeping, the Company reclassifies the “Advance from customers” balance to “Deferred revenue”. “Deferred revenue” is a contract liability that the Company is obligated to transfer goods to customers for which the Company has received consideration (or the amount is due) from customers in the form of cash or “Assets”. The balance of “Deferred revenue” represents unfulfilled performance obligations in the sales agreement, i.e. products that have not yet been delivered. Once the related products have been delivered, the amount in “Deferred revenue” account is shifted to a revenue account.

Deferred revenue recognized as revenue during the six months ended June 30, 2023 and 2022 was $990,981 and $484,115.

Packaged-tour revenue

- Performance obligations satisfied at a point in time

Within each contract, the Company identify whether it is principal or agent at the performance obligation level. In arrangements where the Company has substantive control over the service before transferring it to the customer and is primarily responsible for integrating the services into the final deliverables, the Company acts as principal. The Company’s revenue on the sale of packaged-tour is reported as a gross basis, that is, the amounts billed to the customer are recorded as revenues, and amounts paid to travel supplier (such as airlines, hotels, travel buses, etc.) are recorded as cost of revenues. The Company is principal in accordance with ASC paragraphs 606-10-55-36 through 55-40 because the Company controls the packaged-tour including the underlying travel services before the services are transferred to the customer. The control is evidenced by the Company being primarily responsible to its customer and is having a level of discretion in establishing pricing.

The Company operates as a single operating segment including product revenue from the sale of goods, which represent 86% of the Company’s revenues, and sale of packaged tour, which represent 14% of the Company’s revenues. Due to the integrated structure of the Company’s business, the sale of goods revenue and sale of packaged tour revenue are combined with each other. The Company’s chief operating decision maker, its Chief Executive Officer, reviews financial information on an aggregate basis for the purposes of allocating resources and evaluating financial performance. The Company’s primary operations are in Singapore and Indonesia, and it has derived substantially all of its revenue from sales to customers in these jurisdictions.

In accordance with ASC 280-10-50-40, the Company’s disaggregation information of revenues by each product and service or each group of similar product and service type which were recognized based on the nature of performance obligation disclosed above was as follows:

	For the six months ended June 30,
Product/Service Type	2023	Percentage of Total revenue	2022	Percentage of Total revenue
Food and beverage	$11,761,196	48%	$8,859,482	59%
Fresh produce	7,053,085	29%	5,209,224	35%
Lifestyle and other personal care items	219,784	1%	479,622	3%
Packaged-tour	5,366,147	22%	476,726	3%
Total	$24,400,212	100%	$15,025,054	100%

Revenues classified by the geographic areas in which the customers were located was as follows:

	For the six months ended June 30,
Country	2023	Percentage of Total revenue	2022	Percentage of Total revenue
Singapore	$10,743,266	44%	$10,384,006	69%
Indonesia	13,656,946	56%	4,428,116	30%
Malaysia	-	-%	212,932	1%
Total	$24,400,212	100%	$15,025,054	100%

During the years ended June 30, 2023 and 2022, all revenues were generated from third parties.

Cost of revenue

Costs are recognized when incurred. Cost of revenue consists of direct labor, materials, freight charges and other direct costs.

Recent Accounting Pronouncements

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments. This standard requires a financial asset (or group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial asset(s) to present the net carrying value at the amount expected to be collected on the financial asset. This standard is effective for the Company on January 1, 2023.

All new standards and amendments that are effective for annual reporting period commencing January 1, 2023 have been applied by the Company for the six months ended June 30, 2023. The adoption of these new and amended standards did not have material impact on the unaudited interim consolidated financial statements of the Company. A number of new standards and amendments to standards have not come into effect for the year beginning January 1, 2023, and they have not been early adopted by the Company in preparing these unaudited interim consolidated financial statements. None of these new standards and amendments to standards is expected to have a significant effect on the unaudited interim consolidated financial statements of the Company.